Vanguard® Institutional Short-Term Bond Fund
Schedule of Investments (unaudited)
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (25.1%)
U.S. Government Securities (20.6%)
	United States Treasury Note/Bond	1.500%	1/31/2027	67,399	65,959
	United States Treasury Note/Bond	2.500%	3/31/2027	77,495	76,532
	United States Treasury Note/Bond	3.875%	5/31/2027	57,596	57,893
	United States Treasury Note/Bond	4.375%	7/15/2027	105,991	107,399
	United States Treasury Note/Bond	0.375%	7/31/2027	58,669	55,887
	United States Treasury Note/Bond	2.750%	7/31/2027	57,730	57,078
	United States Treasury Note/Bond	3.875%	7/31/2027	81,120	81,595
	United States Treasury Note/Bond	3.750%	8/15/2027	61,687	61,947
	United States Treasury Note/Bond	3.500%	9/30/2027	67,055	67,076
	United States Treasury Note/Bond	3.875%	10/15/2027	64,232	64,664
	United States Treasury Note/Bond	3.875%	12/31/2027	44,538	44,870
	United States Treasury Note/Bond	4.250%	1/15/2028	22,618	22,952
	United States Treasury Note/Bond	4.250%	2/15/2028	78,030	79,225
	United States Treasury Note/Bond	3.750%	4/15/2028	51,980	52,256
	United States Treasury Note/Bond	2.875%	5/15/2028	29,680	29,257
	United States Treasury Note/Bond	1.250%	6/30/2028	43,605	41,271
[1,2]	United States Treasury Note/Bond	3.875%	7/15/2028	56,478	56,961
	United States Treasury Note/Bond	1.000%	7/31/2028	58,441	54,836
	United States Treasury Note/Bond	1.875%	2/28/2029	41,600	39,517
	United States Treasury Note/Bond	4.000%	7/31/2029	34,286	34,736
	United States Treasury Note/Bond	3.625%	8/31/2029	26,183	26,189
	United States Treasury Note/Bond	4.125%	10/31/2029	33,813	34,402
	United States Treasury Note/Bond	3.500%	1/31/2030	31,000	30,831
	United States Treasury Note/Bond	4.000%	5/31/2030	29,797	30,188
	United States Treasury Note/Bond	3.875%	6/30/2030	13,900	14,009
					1,287,530
Conventional Mortgage-Backed Securities (4.5%)
[3,4]	Fannie Mae Pool	0.950%	12/1/2027	1,125	1,066
[3,4]	Fannie Mae Pool	1.080%	12/1/2027	9,165	8,714
[3,4]	Fannie Mae Pool	1.120%	12/1/2027	18,600	17,691
[3,4]	Fannie Mae Pool	1.230%	6/1/2028	570	532
[3,4]	Fannie Mae Pool	1.330%	3/1/2028–10/1/2028	46,670	44,190
[3,4]	Fannie Mae Pool	1.385%	10/1/2028	3,770	3,527
[3,4]	Fannie Mae Pool	1.400%	10/1/2028	5,660	5,290
[3,4]	Fannie Mae Pool	1.455%	10/1/2028	2,576	2,416
[3,4]	Fannie Mae Pool	1.470%	10/1/2028	9,430	8,863
[3,4]	Fannie Mae Pool	1.530%	5/1/2027	5,638	5,469
[3,4]	Fannie Mae Pool	1.540%	5/1/2028	5,975	5,674
[3,4]	Fannie Mae Pool	2.170%	3/1/2027	8,585	8,413
[3,4]	Fannie Mae Pool	2.220%	2/1/2027	10,990	10,791
[3,4]	Fannie Mae Pool	2.360%	11/1/2026	3,750	3,701
[3,4]	Fannie Mae Pool	2.420%	8/1/2028	6,274	6,054
[3,4]	Fannie Mae Pool	2.550%	9/1/2028	4,016	3,891
[3,4]	Fannie Mae Pool	2.680%	6/1/2028	19,200	18,711
[3,4]	Fannie Mae Pool	2.870%	7/1/2027	19,150	18,880
[3,4]	Fannie Mae Pool	2.920%	8/1/2032	1,229	1,185
[3,4]	Fannie Mae Pool	2.930%	10/1/2027	8,760	8,616
[3,4]	Fannie Mae Pool	2.940%	4/1/2027	5,707	5,645
[3,4]	Fannie Mae Pool	2.965%	1/1/2028	2,110	2,073
[3,4]	Fannie Mae Pool	2.970%	12/1/2027	3,485	3,433
[3,4]	Fannie Mae Pool	3.000%	10/1/2027	834	821
[3,4]	Fannie Mae Pool	3.020%	3/1/2028	507	499
[3,4]	Fannie Mae Pool	3.140%	3/1/2027	5,400	5,355
[3,4]	Fannie Mae Pool	3.160%	1/1/2027	5,400	5,361
[3,4]	Fannie Mae Pool	3.220%	4/1/2028	4,212	4,160
[3,4]	Fannie Mae Pool	3.290%	4/1/2027	1,039	1,031
[3,4]	Fannie Mae Pool	3.485%	4/1/2028	750	744
[3,4]	Fannie Mae Pool	3.790%	1/1/2029	3,800	3,779
[3,4]	Fannie Mae Pool	4.430%	8/1/2028	1,100	1,114
[3,4]	Fannie Mae Pool	4.650%	8/1/2028–2/1/2029	22,235	22,663
[3,4]	Fannie Mae Pool	4.700%	7/1/2028	2,400	2,441
[3,4]	Fannie Mae Pool	5.090%	11/1/2028	3,696	3,799

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Freddie Mac Gold Pool	1.050%	10/1/2027	14,800	14,064
[3,4]	Freddie Mac Gold Pool	1.180%	5/1/2027	4,272	4,123
[3,4]	Freddie Mac Gold Pool	1.250%	4/1/2027	12,238	11,851
[3,4]	Freddie Mac Gold Pool	4.320%	11/1/2028	5,757	5,821
					282,451
Total U.S. Government and Agency Obligations (Cost $1,566,789)					1,569,981
Asset-Backed/Commercial Mortgage-Backed Securities (39.8%)
[3,5]	Affirm Asset Securitization Trust Series 2025-X2	4.560%	10/15/2030	580	581
[3,5]	Affirm Master Trust Series 2025-3A	4.450%	10/16/2034	19,620	19,681
[3,5]	Affirm Master Trust Series 2025-3A	4.750%	10/16/2034	410	409
[3]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/2028	2,900	2,951
[3]	Ally Auto Receivables Trust Series 2024-1	4.940%	10/15/2029	2,380	2,419
[3]	Ally Auto Receivables Trust Series 2024-2	4.140%	10/15/2030	3,720	3,740
[3]	Ally Auto Receivables Trust Series 2025-1	4.080%	6/16/2031	5,490	5,526
[3,5]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.681%	5/17/2032	906	922
[3,5]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.827%	5/17/2032	204	207
[3,5]	Ally Bank Auto Credit-Linked Notes Series 2024-B	4.970%	9/15/2032	1,644	1,660
[3,5]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.452%	6/15/2033	7,581	7,618
[3,5]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.648%	6/15/2033	1,030	1,035
[3,5]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.305%	9/15/2033	8,509	8,530
[3,5]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.501%	9/15/2033	1,683	1,689
[3,5]	American Heritage Auto Receivables Issuer Trust Series 2025-1A	4.510%	2/18/2031	790	794
[3,5]	American Heritage Auto Receivables Issuer Trust Series 2025-1A	4.770%	6/16/2031	290	291
[3,5]	American Heritage Auto Receivables Trust Series 2024-1A	4.900%	9/17/2029	3,350	3,384
[3,5]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/2030	1,890	1,922
[3,5]	AmeriCredit Automobile Receivables Trust Series 2025-1	4.210%	10/18/2030	1,470	1,475
[3,5]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	7,170	7,076
[3,5]	AMSR Trust Series 2025-SFR1	3.655%	6/17/2042	8,010	7,729
[3,5]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	5,210	5,133
[3,5]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	1,070	1,042
[3,5]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/2033	3,700	3,772
[3,5]	ARI Fleet Lease Trust Series 2025-A	4.460%	1/17/2034	3,370	3,405
[3,5]	ARI Fleet Lease Trust Series 2025-B	4.600%	3/15/2034	2,220	2,250
[3,5]	AutoNation Finance Trust Series 2025-1A	4.760%	6/10/2030	2,810	2,856
[3,5]	AutoNation Finance Trust Series 2025-1A	5.030%	8/12/2030	1,040	1,059
[3,5]	Avis Budget Rental Car Funding AESOP LLC Series 2022-4A	4.770%	2/20/2029	1,910	1,931
[3,5]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/2028	5,310	5,402
[3,5]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/2028	4,500	4,608
[3,5]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/2030	12,430	13,026
[3,5]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/2030	7,650	7,888
[3,5]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/2030	6,180	6,372
[3,5]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/2029	2,440	2,478
[3,5]	Balboa Bay Loan Funding Ltd. Series 2023-2A	5.034%	10/20/2036	1,190	1,189
[3]	BANK Series 2017-BNK6	3.254%	7/15/2060	397	392
[3]	BANK Series 2017-BNK6	3.518%	7/15/2060	420	416
[3]	BANK Series 2017-BNK7	3.435%	9/15/2060	280	276
[3]	BANK Series 2017-BNK8	3.488%	11/15/2050	1,280	1,253
[3]	BANK Series 2018-BNK10	3.641%	2/15/2061	148	148
[3]	BANK Series 2018-BNK15	4.407%	11/15/2061	220	221
[3]	BANK Series 2019-BNK16	4.005%	2/15/2052	1,040	1,031
[3]	BANK Series 2019-BNK23	2.920%	12/15/2052	1,090	1,032
[3]	BANK Series 2019-BNK24	2.960%	11/15/2062	2,020	1,914
[3]	BANK Series 2020-BNK30	1.673%	12/15/2053	687	654
[3]	BANK Series 2021-BNK35	2.067%	6/15/2064	6,000	5,679
[3]	BANK Series 2022-BNK40	3.390%	3/15/2064	2,100	2,045
[3]	BANK Series 2024-5YR7	5.769%	6/15/2057	5,230	5,458
[3,5]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/2029	5,940	6,015
[3,5]	Bank of America Auto Trust Series 2023-2A	5.660%	11/15/2029	5,590	5,700
[3,5]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/2030	3,750	3,831
[3,5]	Bank of America Auto Trust Series 2025-1A	4.470%	11/20/2031	1,700	1,718
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/2050	160	159
[3]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	1,620	1,583
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	460	439
[3,5]	Barings CLO Ltd. Series 2025-7A	4.868%	1/15/2038	1,620	1,618
[3,5,6]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.030%	4.914%	4/20/2034	1,020	1,019
[3]	BBCMS Mortgage Trust Series 2022-C15	3.684%	4/15/2055	1,390	1,353
[3]	BBCMS Mortgage Trust Series 2022-C16	4.021%	6/15/2055	228	227
[3]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/2057	6,000	6,276

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/2057	140	146
[3]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/2057	5,120	5,262
[3]	BBCMS Trust Series 2021-C10	2.268%	7/15/2054	7,740	7,327
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	1,500	1,484
[3]	Benchmark Mortgage Trust Series 2018-B8	3.963%	1/15/2052	400	397
[3]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/2053	951	903
[3]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/2053	590	564
[3]	Benchmark Mortgage Trust Series 2021-B28	1.980%	8/15/2054	6,000	5,629
[3]	Benchmark Mortgage Trust Series 2021-B29	2.205%	9/15/2054	906	852
[3]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/2057	1,700	1,776
[3]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	1,110	1,143
[3,5]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA	5.204%	10/20/2038	1,420	1,422
[3,5]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.674%	10/10/2042	1,660	1,660
[3]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/2057	1,630	1,688
[3]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	1,480	1,570
[3]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	2,990	3,113
[3]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/2029	3,480	3,532
[3]	BMW Vehicle Owner Trust Series 2024-A	5.040%	4/25/2031	5,960	6,088
[3]	Bridgecrest Lending Auto Securitization Trust Series 2025-4	4.300%	8/15/2031	1,320	1,319
[3,5]	BX Trust Series 2019-OC11	3.202%	12/9/2041	530	503
[3,5]	BX Trust Series 2025-ARIA	5.031%	12/13/2042	2,990	3,017
[3]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/2028	9,940	10,016
[3]	Capital One Prime Auto Receivables Trust Series 2023-2	5.740%	11/15/2028	12,700	12,969
[3]	Capital One Prime Auto Receivables Trust Series 2024-1	4.620%	7/16/2029	21,910	22,119
[3]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/2030	1,790	1,819
[3,5,6]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	5.074%	8/16/2029	9,990	9,970
[3]	CarMax Auto Owner Trust Series 2023-1	4.980%	1/16/2029	650	658
[3]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/2028	3,280	3,320
[3]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/2029	8,230	8,378
[3]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/2029	12,300	12,658
[3]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/2029	1,650	1,677
[3]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/2029	7,100	7,175
[3]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/2030	3,050	3,092
[3]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/2030	280	284
[3]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/2030	15,670	15,900
[3]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/2030	720	735
[3]	CarMax Auto Owner Trust Series 2025-2	4.960%	11/15/2030	650	663
[3]	CarMax Auto Owner Trust Series 2025-3	4.470%	1/15/2031	5,080	5,142
[3]	CarMax Auto Owner Trust Series 2025-3	4.680%	3/17/2031	1,070	1,083
[3]	CarMax Auto Owner Trust Series 2025-4	4.080%	6/16/2031	7,190	7,184
[3]	CarMax Auto Owner Trust Series 2025-4	4.420%	7/15/2031	900	904
[3]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/2027	2,365	2,347
[3]	Carvana Auto Receivables Trust Series 2024-P4	4.640%	1/10/2030	6,130	6,167
[3]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/2030	7,070	7,186
[3,5]	CCG Receivables Trust Series 2025-1	4.480%	10/14/2032	3,560	3,579
[3]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/2049	540	532
[3]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/2050	4,708	4,618
[3]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/2050	250	245
[3]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/2051	1,418	1,412
[3,5]	CENT Trust Series 2025-CITY	4.920%	7/10/2040	2,280	2,308
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/2058	233	233
[3,5]	Chase Auto Owner Trust Series 2024-1A	5.130%	5/25/2029	5,297	5,345
[3,5]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/2029	3,990	4,071
[3,5]	Chase Auto Owner Trust Series 2024-2A	5.480%	11/26/2029	10,060	10,369
[3,5]	Chase Auto Owner Trust Series 2024-2A	5.550%	1/25/2030	840	867
[3,5]	Chase Auto Owner Trust Series 2024-3A	5.080%	12/25/2029	8,120	8,308
[3,5]	Chase Auto Owner Trust Series 2024-4A	4.950%	3/25/2030	7,770	7,927
[3,5]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/2030	510	521
[3,5]	Chase Auto Owner Trust Series 2025-1A	4.380%	10/25/2030	5,810	5,882
[3,5]	Chase Auto Owner Trust Series 2025-1A	4.680%	11/25/2030	660	668
[3,5]	Chase Auto Owner Trust Series 2025-2A	4.320%	3/25/2031	450	448
[3,5]	CIFC Funding Ltd. Series 2025-6A	5.110%	10/23/2038	350	351
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/2048	177	174
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/2050	590	582
[3]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/2050	800	789
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	960	955
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/2051	230	230
[3]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	3,170	3,016
[3,5]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/2030	10,940	11,118
[3,5]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/2030	2,690	2,730

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	Citizens Auto Receivables Trust Series 2024-2	5.260%	4/15/2031	10,310	10,492
[3]	CNH Equipment Trust Series 2023-A	4.770%	10/15/2030	3,090	3,138
[3]	CNH Equipment Trust Series 2024-A	4.800%	7/15/2031	3,840	3,907
[3]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/2057	130	123
[3,5,6]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	4.874%	2/25/2045	4,682	4,689
[3,5,6]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.324%	3/25/2045	7,838	7,876
[3,5,6]	Connecticut Avenue Securities Trust Series 2025-R04, SOFR30A + 1.000%	4.874%	5/25/2045	839	840
[3,5,6]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	4.874%	7/25/2045	1,761	1,763
[3]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/2049	900	893
[3]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/2050	1,240	1,222
[3]	CSAIL Commercial Mortgage Trust Series 2019-C17	2.763%	9/15/2052	210	199
[3]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/2050	740	730
[3]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	2,010	1,801
[3,5]	Dell Equipment Finance Trust Series 2024-2	4.590%	8/22/2030	4,500	4,533
[3,5]	Dell Equipment Finance Trust Series 2025-1	4.610%	2/24/2031	2,710	2,741
[3,5]	Dell Equipment Finance Trust Series 2025-1	4.960%	2/24/2031	280	284
[3,5]	Dell Equipment Finance Trust Series 2025-2	4.120%	3/24/2031	4,990	5,006
[3,5]	Dell Equipment Finance Trust Series 2025-2	4.340%	3/24/2031	200	200
[3,5]	DLLAA LLC Series 2023-1A	5.730%	10/20/2031	4,240	4,363
[3,5]	DLLAA LLC Series 2025-1A	4.950%	9/20/2029	4,870	4,971
[3,5]	DLLAA LLC Series 2025-1A	5.080%	4/20/2033	2,380	2,451
[3,5]	DLLAD LLC Series 2024-1A	5.300%	7/20/2029	3,250	3,318
[3,5]	DLLAD LLC Series 2025-1A	4.420%	9/20/2030	8,690	8,774
[3,5]	DLLAD LLC Series 2025-1A	4.590%	10/20/2032	6,410	6,493
[3,5]	DLLST LLC Series 2024-1A	4.930%	4/22/2030	1,480	1,495
[3]	Drive Auto Receivables Trust Series 2025-1	4.790%	9/15/2032	13,680	13,790
[3]	Drive Auto Receivables Trust Series 2025-1	4.990%	9/15/2032	5,770	5,843
[3]	Drive Auto Receivables Trust Series 2025-2	4.140%	9/15/2032	23,130	23,101
[3]	Drive Auto Receivables Trust Series 2025-2	4.390%	9/15/2032	4,170	4,167
[3,5]	Dryden 113 CLO Ltd. Series 2022-113A	4.995%	10/15/2037	470	470
[3,5]	Dryden 90 CLO Ltd. Series 2021-90A	5.113%	11/15/2038	1,410	1,413
[3,5]	Durst Commercial Mortgage Trust Series 2025-151	5.145%	8/10/2042	1,020	1,040
[3,5,6]	Edsouth Indenture No. 9 LLC Series 2015-1, SOFR30A + 0.914%	4.789%	10/25/2056	148	148
[3,5]	Elmwood CLO 21 Ltd. Series 2022-8A	5.116%	10/15/2038	2,110	2,112
[3,5]	Enterprise Fleet Financing LLC Series 2024-3	4.980%	8/21/2028	3,710	3,762
[3,5]	Enterprise Fleet Financing LLC Series 2024-3	5.060%	3/20/2031	2,660	2,722
[3,5]	Enterprise Fleet Financing LLC Series 2024-4	4.560%	11/20/2028	5,130	5,182
[3,5]	Enterprise Fleet Financing LLC Series 2024-4	4.700%	6/20/2031	5,230	5,313
[3,5]	Enterprise Fleet Financing LLC Series 2025-1	4.820%	2/20/2029	2,860	2,908
[3,5]	Enterprise Fleet Financing LLC Series 2025-1	4.970%	9/22/2031	4,000	4,101
[3,5]	Enterprise Fleet Financing LLC Series 2025-2	4.410%	6/20/2029	5,820	5,880
[3,5]	Enterprise Fleet Financing LLC Series 2025-2	4.580%	12/22/2031	6,210	6,309
[3,5]	Enterprise Fleet Financing LLC Series 2025-3	4.460%	9/20/2029	7,840	7,938
[3,5]	Enterprise Fleet Financing LLC Series 2025-3	4.640%	3/22/2032	11,090	11,280
[3,5]	Enterprise Fleet Financing LLC Series 2025-4	4.280%	6/20/2032	2,620	2,629
[3]	Exeter Automobile Receivables Trust Series 2025-5A	4.280%	7/15/2030	1,420	1,423
[3]	Exeter Select Automobile Receivables Trust Series 2025-2	4.630%	11/17/2031	250	252
[3]	Exeter Select Automobile Receivables Trust Series 2025-3	4.420%	3/15/2032	390	390
[3,4]	Fannie Mae-Aces Series 2017-M12	3.064%	6/25/2027	1,360	1,345
[3,4]	Fannie Mae-Aces Series 2017-M15	2.966%	9/25/2027	4,934	4,878
[3,4]	Fannie Mae-Aces Series 2018-M8	3.311%	6/25/2028	9,266	9,163
[3,4]	Fannie Mae-Aces Series 2018-M10	3.354%	7/25/2028	7,019	6,962
[3,4]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/2029	5,954	5,850
[3,4]	Fannie Mae-Aces Series 2024-M6	2.904%	7/25/2027	80,900	79,963
[3,5]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/2031	2,510	2,554
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/2027	5,600	5,548
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/2027	9,100	9,009
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/2028	6,130	6,139
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/2028	4,930	4,934
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/2029	1,860	1,835
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K509	4.850%	9/25/2028	4,871	4,992
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/2028	5,539	5,274
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/2028	14,600	13,836
[3]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/2031	13,000	13,233
[3,5]	First Investors Auto Owner Trust Series 2025-1A	4.390%	1/15/2031	1,000	1,003
[3]	First National Master Note Trust Series 2024-1	5.340%	5/15/2030	13,740	14,012
[3]	First National Master Note Trust Series 2025-1	4.850%	2/15/2030	12,710	12,965
[3]	FIVE Mortgage Trust Series 2023-V1	5.668%	2/10/2056	300	308
[3]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/2028	4,470	4,519
[3]	Ford Credit Auto Lease Trust Series 2025-A	4.780%	2/15/2029	4,170	4,218

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/2029	570	577
[3]	Ford Credit Auto Lease Trust Series 2025-B	4.520%	8/15/2029	690	695
[3,5]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/2034	17,480	17,482
[3,5]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/2035	10,580	10,791
[3,5]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/2036	9,010	9,313
[3]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/2028	18,480	18,605
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/2029	4,850	4,915
[3]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/2029	9,440	9,649
[3,5]	Ford Credit Auto Owner Trust Series 2024-1	4.870%	8/15/2036	10,080	10,337
[3]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/2029	4,700	4,792
[3]	Ford Credit Auto Owner Trust Series 2024-B	4.960%	5/15/2030	8,630	8,821
[3]	Ford Credit Auto Owner Trust Series 2024-D	4.660%	9/15/2030	3,120	3,180
[3]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/2030	2,730	2,779
[3,5]	Ford Credit Auto Owner Trust Series 2025-1	4.860%	8/15/2037	17,170	17,645
[3,5]	Ford Credit Auto Owner Trust Series 2025-1	5.010%	8/15/2037	2,500	2,556
[3,5]	Ford Credit Auto Owner Trust Series 2025-2	4.670%	2/15/2038	2,090	2,109
[3]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/2031	2,390	2,423
[3]	Ford Credit Auto Owner Trust Series 2025-B	4.240%	7/15/2031	2,070	2,079
[3,5]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.290%	4/15/2029	12,110	12,324
[3,5]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/2031	14,100	14,255
[3]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/2030	45,150	45,900
[3]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/2030	1,270	1,287
[3]	Ford Credit Floorplan Master Owner Trust A Series 2025-2	4.330%	9/15/2030	2,170	2,174
[3,4,5,6]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	4.824%	2/25/2045	1,263	1,262
[3,5]	GLS Auto Receivables Issuer Trust Series 2025-3A	4.570%	1/15/2030	1,890	1,897
[3,5]	GLS Auto Receivables Issuer Trust Series 2025-4A	4.530%	4/15/2030	2,390	2,399
[3]	GM Financial Automobile Leasing Trust Series 2025-1	4.700%	2/20/2029	5,620	5,686
[3]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/2029	1,390	1,405
[3]	GM Financial Automobile Leasing Trust Series 2025-2	4.640%	4/20/2029	3,520	3,563
[3]	GM Financial Automobile Leasing Trust Series 2025-2	4.800%	4/20/2029	1,840	1,860
[3]	GM Financial Automobile Leasing Trust Series 2025-3	4.410%	8/20/2029	800	804
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/2028	3,330	3,349
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/2028	6,970	7,086
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/2029	3,040	3,088
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.040%	9/17/2029	7,310	7,439
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/2030	6,420	6,493
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.730%	8/16/2030	3,830	3,905
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/2030	230	234
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.620%	5/16/2031	330	332
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.530%	9/16/2031	190	192
[3,5]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/2035	15,710	16,136
[3,5]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/2036	17,210	18,062
[3,5]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/2036	6,320	6,499
[3,5]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/2037	370	374
[3,5]	GM Financial Revolving Receivables Trust Series 2025-A	5.070%	11/12/2037	860	879
[3,5]	GMF Floorplan Owner Revolving Trust Series 2023-2	5.340%	6/15/2030	10,480	10,813
[3,5]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.130%	3/15/2029	17,420	17,681
[3,5]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/2031	9,950	10,251
[3,5]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/2028	2,320	2,336
[3,5]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.730%	11/15/2029	28,220	28,607
[3,5]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/2029	2,450	2,482
[3,5]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.790%	3/15/2029	640	645
[3,5]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/2030	1,020	1,033
[3,5]	GreatAmerica Leasing Receivables Funding LLC Series 2025-1	4.490%	4/16/2029	3,420	3,460
[3,5]	GreatAmerica Leasing Receivables Funding LLC Series 2025-2	4.290%	9/15/2032	5,710	5,741
[3,5]	GreenState Auto Receivables Trust Series 2024-1A	5.190%	1/16/2029	7,740	7,792
[3]	GS Mortgage Securities Trust Series 2018-GS10	4.155%	7/10/2051	250	247
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/2052	500	472
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	5,925	5,451
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.731%	5/12/2053	270	246
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/2053	1,360	1,200
[3]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/2031	7,010	7,166
[3]	Harley-Davidson Motorcycle Trust Series 2025-A	4.790%	2/15/2033	3,960	4,033
[3,5]	Hertz Vehicle Financing III LLC Series 2025-5A	4.620%	5/25/2030	4,640	4,641
[3,5]	Hertz Vehicle Financing III LLC Series 2025-6A	4.890%	5/25/2032	5,430	5,452
[3]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/2029	8,750	8,857
[3]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/2030	12,180	12,393
[3]	Honda Auto Receivables Owner Trust Series 2024-2	5.210%	7/18/2030	14,840	15,178
[3]	Honda Auto Receivables Owner Trust Series 2024-4	4.330%	5/15/2029	14,610	14,691
[3]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/2030	2,160	2,180

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	HPEFS Equipment Trust Series 2025-1A	4.510%	9/20/2032	640	645
[3,5]	HPEFS Equipment Trust Series 2025-2A	4.210%	11/22/2032	520	520
[3,5]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/2029	4,690	4,740
[3,5]	Hyundai Auto Lease Securitization Trust Series 2025-A	4.830%	1/18/2028	9,900	10,000
[3,5]	Hyundai Auto Lease Securitization Trust Series 2025-A	4.900%	1/16/2029	3,700	3,750
[3,5]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/2029	800	810
[3,5]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.570%	4/16/2029	2,940	2,971
[3,5]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.940%	8/15/2029	1,560	1,581
[3,5]	Hyundai Auto Lease Securitization Trust Series 2025-C	4.570%	11/15/2029	1,880	1,891
[3]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/2029	3,480	3,532
[3]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/2029	6,980	7,151
[3]	Hyundai Auto Receivables Trust Series 2024-A	4.920%	1/15/2031	4,840	4,936
[3]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/2031	4,970	5,033
[3]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/2031	600	607
[3]	Hyundai Auto Receivables Trust Series 2025-B	4.720%	7/15/2030	850	866
[3]	Hyundai Auto Receivables Trust Series 2025-C	4.130%	1/15/2032	1,140	1,141
[3,5]	Hyundai Floorplan Master Owner Trust Series 2025-1A	4.010%	10/15/2030	11,630	11,654
[3,5]	INT Commercial Mortgage Trust Series 2025-PLAZA	4.879%	11/5/2037	640	642
[3]	John Deere Owner Trust Series 2023-B	5.110%	5/15/2030	4,770	4,835
[3]	John Deere Owner Trust Series 2025-B	4.340%	6/15/2032	3,480	3,521
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/2049	900	891
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/2051	230	230
[3,5]	Kubota Credit Owner Trust Series 2023-1A	5.070%	2/15/2029	4,560	4,601
[3,5]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/2028	3,450	3,508
[3,5]	Kubota Credit Owner Trust Series 2024-1A	5.190%	7/17/2028	5,960	6,027
[3,5]	Kubota Credit Owner Trust Series 2025-1A	4.870%	7/15/2030	4,460	4,559
[3,5]	Kubota Credit Owner Trust Series 2025-2A	4.570%	11/15/2030	2,310	2,348
[3,5]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/2029	3,540	3,596
[3,5]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/2029	490	501
[3,5]	LAD Auto Receivables Trust Series 2024-3A	4.520%	3/15/2029	5,210	5,233
[3,5]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/2029	2,190	2,210
[3,5]	LAD Auto Receivables Trust Series 2025-1A	4.690%	7/16/2029	10,530	10,616
[3,5]	LAD Auto Receivables Trust Series 2025-1A	4.790%	4/15/2030	3,910	3,975
[3,5]	LAD Auto Receivables Trust Series 2025-1A	5.050%	5/15/2030	1,330	1,354
[3,5]	LAD Auto Receivables Trust Series 2025-2A	4.250%	1/15/2030	8,850	8,886
[3,5]	LAD Auto Receivables Trust Series 2025-2A	4.360%	7/15/2030	3,950	3,972
[3,5]	LAD Auto Receivables Trust Series 2025-2A	4.530%	5/17/2032	1,480	1,489
[3,5]	LAD Auto Receivables Trust Series 2025-3A	4.170%	8/15/2031	4,630	4,642
[3,5]	LAD Auto Receivables Trust Series 2025-3A	4.400%	9/15/2031	520	521
[3,5]	Lighthouse Park CLO Ltd. Series 2025-1A	5.031%	10/24/2037	1,630	1,629
[3,5]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/2032	5,010	5,128
[3,5]	M&T Bank Auto Receivables Trust Series 2024-1A	5.220%	2/17/2032	6,517	6,588
[3,5]	M&T Bank Auto Receivables Trust Series 2025-1A	4.730%	6/17/2030	6,150	6,233
[3,5]	M&T Bank Auto Receivables Trust Series 2025-1A	4.890%	7/15/2032	3,570	3,645
[3,5]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.780%	9/17/2029	5,200	5,263
[3,5]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.910%	3/16/2032	1,970	1,999
[3,5,7,8]	Magnetite XXXI Ltd. Series 2021-31A	4.672%	7/15/2034	2,630	2,630
[3,5]	MMAF Equipment Finance LLC Series 2020-A	0.970%	4/9/2027	3,999	3,975
[3,5]	MMAF Equipment Finance LLC Series 2024-A	4.950%	7/14/2031	4,140	4,207
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/2052	460	454
[3]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/2050	71	70
[3]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.594%	3/15/2049	48	48
[3]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/2051	350	351
[3]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/2051	1,682	1,665
[3]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	1,070	1,020
[3,5]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/2055	5,285	5,342
[3,5]	Navient Refinance Loan Trust Series 2025-C	4.800%	10/15/2055	5,575	5,586
[3,5,6]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	5.684%	3/15/2072	1,082	1,092
[3,5]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/2029	3,070	3,085
[3,5]	Nelnet Student Loan Trust Series 2025-DA	4.650%	8/20/2054	4,950	4,930
[3,5]	NextGear Floorplan Master Owner Trust Series 2025-1A	4.550%	2/15/2030	15,490	15,654
[3,5]	NextGear Floorplan Master Owner Trust Series 2025-2A	4.230%	10/15/2030	15,770	15,800
[3]	Nissan Auto Lease Trust Series 2025-A	4.750%	3/15/2028	18,360	18,584
[3]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/2029	5,130	5,197
[3]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/2029	660	670
[3]	Nissan Auto Lease Trust Series 2025-B	4.560%	7/16/2029	1,480	1,494
[3]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/2030	8,390	8,470
[3]	Nissan Auto Receivables Owner Trust Series 2024-A	5.180%	4/15/2031	12,840	13,114
[3]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/2031	2,240	2,260
[3]	Nissan Auto Receivables Owner Trust Series 2025-A	4.790%	10/15/2031	600	611

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	NYC Commercial Mortgage Trust Series 2025-28L	4.668%	11/5/2038	500	501
[3,5,8]	OCP CLO Ltd. Series 2023-30A	4.879%	1/24/2039	2,010	2,008
[3,5]	Octagon 57 Ltd. Series 2021-1A	4.962%	10/15/2034	1,640	1,639
[3,5]	Onemain Financial Issuance Trust Series 2025-1A	4.820%	7/14/2038	26,800	27,095
[3,5]	Onemain Financial Issuance Trust Series 2025-1A	5.050%	7/14/2038	1,310	1,327
[3,5]	PenFed Auto Receivables Owner Trust Series 2025-A	4.030%	7/15/2030	3,950	3,960
[3,5]	PenFed Auto Receivables Owner Trust Series 2025-A	4.190%	5/15/2031	2,050	2,056
[3,5]	PenFed Auto Receivables Owner Trust Series 2025-A	4.370%	7/15/2031	270	270
[3,5]	PFS Financing Corp. Series 2024-B	4.950%	2/15/2029	20,760	20,976
[3,5]	PFS Financing Corp. Series 2024-D	5.340%	4/15/2029	10,280	10,459
[3,5]	PFS Financing Corp. Series 2025-B	4.850%	2/15/2030	11,820	12,032
[3,5]	PFS Financing Corp. Series 2025-D	4.470%	5/15/2030	5,790	5,852
[3,5]	PFS Financing Corp. Series 2025-F	4.400%	8/15/2030	11,740	11,854
[3,5]	Porsche Financial Auto Securitization Trust Series 2023-2A	5.790%	11/24/2031	7,430	7,540
[3,5]	Porsche Financial Auto Securitization Trust Series 2024-1A	4.490%	12/22/2032	3,580	3,609
[3,5]	Porsche Innovative Lease Owner Trust Series 2025-1A	4.690%	11/20/2030	3,030	3,080
[3,5]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/2039	3,864	3,811
[3,5]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/2039	3,699	3,697
[3,5]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/2041	5,042	4,892
[3,5]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/2041	4,382	4,230
[3,5]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/2041	7,077	6,754
[3,5]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/2041	10,537	10,081
[3,5]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/2029	9,904	9,438
[3,5]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/2042	5,388	5,170
[3,5]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/2042	570	546
[3,5]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/2042	2,542	2,423
[3,5]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	8,400	8,005
[3,5]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	1,310	1,228
[3,5]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	1,950	1,892
[3,5]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	3,580	3,428
[3,5]	RCKT Trust Series 2025-1A	4.990%	7/25/2034	310	312
[3,5]	RCKTL Trust Series 2025-2A	4.600%	11/27/2034	400	401
[3,5]	RR 41 Ltd. Series 2025-41A	5.214%	10/15/2040	1,290	1,293
[3,5]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.622%	6/15/2032	652	661
[3,5]	Santander Bank Auto Credit-Linked Notes Series 2024-B	4.911%	1/18/2033	439	443
[3,5]	Santander Bank Auto Credit-Linked Notes Series 2024-B	4.965%	1/18/2033	240	242
[3]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/2028	1,548	1,553
[3]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/2028	350	352
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/2029	2,270	2,297
[3]	Santander Drive Auto Receivables Trust Series 2025-1	4.880%	3/17/2031	8,800	8,870
[3]	Santander Drive Auto Receivables Trust Series 2025-2	4.870%	5/15/2031	5,110	5,165
[3]	Santander Drive Auto Receivables Trust Series 2025-3	4.490%	9/15/2031	3,170	3,194
[3]	Santander Drive Auto Receivables Trust Series 2025-4	4.270%	1/15/2032	1,420	1,422
[3,5]	SBNA Auto Lease Trust Series 2025-A	4.870%	7/20/2029	2,560	2,586
[3,5]	SBNA Auto Receivables Trust Series 2024-A	5.320%	12/15/2028	2,590	2,599
[3,5]	SBNA Auto Receivables Trust Series 2024-A	5.210%	4/16/2029	3,110	3,137
[3,5]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/2029	1,870	1,913
[3,5]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/2030	2,200	2,240
[3,5]	SCCU Auto Receivables Trust Series 2025-1A	4.570%	1/15/2031	6,600	6,661
[3,5]	SCCU Auto Receivables Trust Series 2025-1A	4.680%	9/15/2031	1,240	1,259
[3,5]	SFS Auto Receivables Securitization Trust Series 2024-1A	4.940%	1/21/2031	3,040	3,087
[3,5]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.330%	11/20/2029	4,380	4,428
[3,5]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/2030	2,660	2,726
[3,5]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.600%	11/20/2031	5,780	5,852
[3,5]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.750%	7/22/2030	4,310	4,356
[3,5]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.830%	12/20/2030	3,110	3,167
[3,5]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/2031	290	297
[3,5]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.580%	5/20/2031	10,370	10,509
[3,5]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/2031	550	560
[3,5]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.210%	9/22/2031	14,220	14,276
[3,5]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.440%	11/20/2031	1,850	1,856
[3,5]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/2035	21	20
[3,5]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/2037	140	140
[3,5]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/2035	297	296
[3,5]	SoFi Consumer Loan Program Trust Series 2025-4	4.600%	8/25/2035	1,540	1,545
[3,5]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.470%	7/20/2028	12,760	12,848
[3,5]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.500%	3/20/2029	3,540	3,571
[3,5]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.740%	4/20/2029	880	889
[3,5]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.290%	6/20/2029	4,230	4,255
[3,5]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.470%	7/20/2029	780	783

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Synchrony Card Funding LLC Series 2024-A1	5.040%	3/15/2030	21,890	22,195
[3]	Synchrony Card Funding LLC Series 2024-A2	4.930%	7/15/2030	32,230	32,751
[3]	Synchrony Card Funding LLC Series 2025-A2	4.490%	5/15/2031	30,520	30,964
[3]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/15/2031	5,710	5,808
[3]	Synchrony Card Issuance Trust Series 2025-A3	4.060%	11/15/2031	23,980	24,093
[3,5]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/2027	1,851	1,853
[3,5]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	6/20/2028	8,118	8,179
[3,5]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/2029	4,120	4,192
[3,5]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.270%	11/20/2028	11,760	11,821
[3,5]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.370%	5/21/2029	2,940	2,961
[3,5]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/2029	1,200	1,212
[3,5]	T-Mobile US Trust Series 2025-1A	4.740%	11/20/2029	11,540	11,702
[3,5]	T-Mobile US Trust Series 2025-2A	4.340%	4/22/2030	13,140	13,257
[3,5]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/2035	13,400	13,392
[3,5]	Toyota Auto Loan Extended Note Trust Series 2023-1A	4.930%	6/25/2036	5,940	6,077
[3,5]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/2036	2,610	2,705
[3,5]	Toyota Auto Loan Extended Note Trust Series 2025-1A	4.650%	5/25/2038	33,770	34,447
[3]	Toyota Auto Receivables Owner Trust Series 2022-D	5.430%	4/17/2028	13,400	13,616
[3]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/2028	7,690	7,734
[3]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/2028	17,330	17,480
[3]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/2029	3,120	3,169
[3]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/2029	2,910	2,956
[3]	Toyota Auto Receivables Owner Trust Series 2024-B	5.280%	7/16/2029	3,910	4,010
[3]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/2030	2,190	2,218
[3,5]	Toyota Lease Owner Trust Series 2025-A	4.810%	6/20/2029	5,020	5,085
[3,5]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/2027	12,150	12,297
[3,5]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/2041	5,675	5,640
[3,5]	Trinity Rail Leasing LLC Series 2025-1A	5.090%	10/19/2055	3,508	3,488
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	1,685	1,671
[3,5]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/2029	1,910	1,934
[3,5]	USAA Auto Owner Trust Series 2025-A	4.010%	11/15/2030	3,690	3,703
[3,5]	USB Auto Owner Trust Series 2025-1A	4.620%	12/16/2030	1,960	1,991
[3,5]	Verizon Master Trust Series 2023-6	4.860%	9/22/2031	3,950	4,023
[3,5]	Verizon Master Trust Series 2024-2	4.830%	12/22/2031	24,290	24,871
[3]	Verizon Master Trust Series 2024-3	5.540%	4/22/2030	1,350	1,375
[3,5]	Verizon Master Trust Series 2024-5	5.000%	6/21/2032	7,520	7,751
[3]	Verizon Master Trust Series 2024-8	4.820%	11/20/2030	8,050	8,148
[3,5]	Verizon Master Trust Series 2025-2	4.940%	1/20/2033	31,560	32,500
[3]	Verizon Master Trust Series 2025-3	4.510%	3/20/2030	18,520	18,667
[3]	Verizon Master Trust Series 2025-3	4.770%	3/20/2030	3,120	3,145
[3,5]	Verizon Master Trust Series 2025-4	4.760%	3/21/2033	8,710	8,916
[3,5]	Verizon Master Trust Series 2025-4	5.020%	3/21/2033	1,810	1,848
[3]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/2029	36,690	37,145
[3]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/2031	2,380	2,425
[3,5]	Volvo Financial Equipment LLC Series 2025-1A	4.460%	5/15/2029	6,340	6,391
[3,5]	Volvo Financial Equipment LLC Series 2025-2A	4.060%	6/15/2033	4,100	4,092
[3,5]	Voya CLO Ltd. Series 2022-3A	5.014%	10/20/2036	1,200	1,200
[3,5]	Wellington Management CLO 1 Ltd. Series 2023-1A	5.084%	10/20/2038	860	861
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/2059	52	52
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/2050	520	514
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.157%	9/15/2050	190	187
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/2050	600	593
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/2050	1,685	1,669
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/2050	1,430	1,410
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/2051	870	869
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/2051	235	235
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	850	855
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/2052	154	154
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/2052	250	251
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/2053	1,400	1,338
[3,5]	Westlake Automobile Receivables Trust Series 2025-2A	4.510%	5/15/2029	4,030	4,051
[3,5]	Westlake Automobile Receivables Trust Series 2025-2A	4.630%	1/15/2031	1,100	1,106
[3,5]	Westlake Automobile Receivables Trust Series 2025-3A	4.280%	7/15/2031	2,520	2,528
[3]	World Omni Auto Receivables Trust Series 2022-D	5.700%	2/15/2029	8,200	8,329
[3]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/2029	5,610	5,657
[3]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/2029	3,060	3,097
[3]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/2029	6,230	6,398
[3]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/2029	7,390	7,497
[3]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/2030	8,920	9,124
[3]	World Omni Auto Receivables Trust Series 2025-A	4.860%	11/15/2030	6,720	6,857

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/2030	720	734
[3]	World Omni Auto Receivables Trust Series 2025-B	4.530%	8/15/2031	4,760	4,828
[3]	World Omni Auto Receivables Trust Series 2025-C	4.420%	11/17/2031	1,500	1,508
[3]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/2029	190	193
[3]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.490%	5/15/2030	3,530	3,562
[3]	World Omni Select Auto Trust Series 2025-A	4.080%	8/15/2031	7,180	7,187
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,451,302)					2,485,756
Corporate Bonds (29.1%)
Communications (0.4%)
	AT&T Inc.	3.800%	2/15/2027	1,760	1,757
	Meta Platforms Inc.	4.200%	11/15/2030	7,430	7,443
[5]	NTT Finance Corp.	4.567%	7/16/2027	1,397	1,408
[5]	NTT Finance Corp.	4.620%	7/16/2028	3,498	3,543
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	10,000	10,188
					24,339
Consumer Discretionary (1.6%)
	American Honda Finance Corp.	4.550%	7/9/2027	13,430	13,559
[3]	American Honda Finance Corp.	4.450%	10/22/2027	3,125	3,153
	AutoZone Inc.	4.500%	2/1/2028	15,000	15,139
[5]	BMW US Capital LLC	4.900%	4/2/2027	20,000	20,235
[5]	BMW US Capital LLC	4.600%	8/13/2027	6,315	6,380
	eBay Inc.	4.250%	3/6/2029	3,210	3,221
	General Motors Co.	4.200%	10/1/2027	1,590	1,592
	General Motors Co.	6.800%	10/1/2027	795	827
	General Motors Financial Co. Inc.	4.350%	1/17/2027	4,770	4,779
	General Motors Financial Co. Inc.	2.700%	8/20/2027	530	518
	Lowe's Cos. Inc.	3.950%	10/15/2027	1,050	1,051
	Lowe's Cos. Inc.	1.700%	9/15/2028	10,000	9,426
	Lowe's Cos. Inc.	4.000%	10/15/2028	630	631
	Marriott International Inc.	5.000%	10/15/2027	2,090	2,126
[5]	Mercedes-Benz Finance North America LLC	4.800%	1/11/2027	8,685	8,759
[5]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	2,700	2,735
[3,9]	Toyota Finance Australia Ltd.	4.450%	4/6/2026	8,660	5,782
[5]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	1,530	1,536
					101,449
Consumer Staples (1.6%)
	Altria Group Inc.	4.875%	2/4/2028	5,475	5,567
	Altria Group Inc.	4.800%	2/14/2029	3,425	3,484
	BAT Capital Corp.	3.557%	8/15/2027	13,760	13,654
	BAT Capital Corp.	2.259%	3/25/2028	1,160	1,116
	General Mills Inc.	3.200%	2/10/2027	795	788
	Haleon US Capital LLC	3.375%	3/24/2029	12,000	11,716
[5]	Imperial Brands Finance plc	4.500%	6/30/2028	4,200	4,234
[5]	Mars Inc.	4.600%	3/1/2028	38,285	38,802
	Philip Morris International Inc.	3.875%	10/27/2028	2,260	2,257
	Sysco Corp.	2.400%	2/15/2030	5,000	4,653
	Tyson Foods Inc.	3.550%	6/2/2027	10,770	10,697
	Tyson Foods Inc.	4.350%	3/1/2029	5,000	5,012
					101,980
Energy (1.6%)
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	14,145	14,286
	Diamondback Energy Inc.	5.200%	4/18/2027	1,590	1,614
	Enbridge Inc.	6.000%	11/15/2028	3,000	3,153
	Enbridge Inc.	5.300%	4/5/2029	10,000	10,309
	Energy Transfer LP	4.000%	10/1/2027	755	754
	Energy Transfer LP	4.950%	5/15/2028	8,000	8,132
	Energy Transfer LP	5.200%	4/1/2030	2,750	2,834
[3]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/2027	6,929	6,760
	ONEOK Inc.	4.000%	7/13/2027	5,000	4,995
	ONEOK Inc.	4.250%	9/24/2027	850	853
	ONEOK Inc.	5.650%	11/1/2028	5,060	5,257
[5]	Petronas Capital Ltd.	4.950%	1/3/2031	12,650	13,046
[3]	Petronas Energy Canada Ltd.	2.112%	3/23/2028	2,386	2,292
[3]	SA Global Sukuk Ltd.	1.602%	6/17/2026	8,940	8,832
	Targa Resources Corp.	6.150%	3/1/2029	5,000	5,264
	Williams Cos. Inc.	3.750%	6/15/2027	1,235	1,230

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williams Cos. Inc.	5.300%	8/15/2028	10,120	10,420
					100,031
Financials (18.7%)
	AerCap Ireland Capital DAC	4.625%	10/15/2027	1,450	1,462
	AerCap Ireland Capital DAC	4.875%	4/1/2028	2,400	2,440
	Air Lease Corp.	2.200%	1/15/2027	11,780	11,540
	American Express Co.	5.389%	7/28/2027	15,850	15,972
	American Express Co.	5.098%	2/16/2028	33,380	33,773
	American Express Co.	5.043%	7/26/2028	4,133	4,202
	Arthur J Gallagher & Co.	4.600%	12/15/2027	1,824	1,844
[5]	Athene Global Funding	4.950%	1/7/2027	10,640	10,718
	Banco Santander SA	6.527%	11/7/2027	10,000	10,209
[3]	Bank of America Corp.	1.658%	3/11/2027	20,000	19,904
	Bank of America Corp.	4.376%	4/27/2028	10,000	10,039
[3]	Bank of America Corp.	3.419%	12/20/2028	10,500	10,378
	Bank of America Corp.	4.623%	5/9/2029	13,290	13,463
	Bank of Montreal	5.370%	6/4/2027	15,000	15,311
	Bank of Montreal	5.004%	1/27/2029	25,000	25,470
	Bank of New York Mellon Corp.	4.441%	6/9/2028	7,048	7,101
	Bank of New York Mellon Corp.	4.890%	7/21/2028	20,000	20,301
[3]	Bank of New York Mellon Corp.	4.975%	3/14/2030	1,582	1,628
	Barclays plc	5.086%	2/25/2029	3,879	3,952
	Barclays plc	5.367%	2/25/2031	3,961	4,092
[5]	BNP Paribas SA	4.792%	5/9/2029	4,015	4,060
	Brookfield Finance Inc.	3.900%	1/25/2028	3,000	2,991
	Canadian Imperial Bank of Commerce	3.450%	4/7/2027	6,200	6,169
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	4,000	4,077
	Canadian Imperial Bank of Commerce	4.508%	9/11/2027	5,250	5,266
	Canadian Imperial Bank of Commerce	4.862%	1/13/2028	15,220	15,341
	Canadian Imperial Bank of Commerce	4.243%	9/8/2028	6,818	6,844
	Cboe Global Markets Inc.	3.650%	1/12/2027	13,516	13,488
	Citigroup Inc.	4.643%	5/7/2028	25,000	25,203
	Citigroup Inc.	5.174%	2/13/2030	10,000	10,264
[3,6,9]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.750%	4.402%	8/17/2026	10,000	6,687
[5]	Corebridge Global Funding	4.900%	1/7/2028	13,636	13,858
[5]	Credit Agricole SA	4.631%	9/11/2028	1,780	1,794
[5]	Danske Bank A/S	5.427%	3/1/2028	16,560	16,822
	Deutsche Bank AG	4.950%	8/4/2031	4,397	4,444
[5]	F&G Global Funding	1.750%	6/30/2026	2,361	2,332
[3]	Goldman Sachs Bank USA	5.283%	3/18/2027	25,000	25,055
	Goldman Sachs Group Inc.	3.615%	3/15/2028	15,000	14,914
	Goldman Sachs Group Inc.	4.153%	10/21/2029	10,000	9,997
	HSBC Holdings plc	5.597%	5/17/2028	35,000	35,668
	HSBC Holdings plc	5.130%	11/19/2028	5,000	5,093
	HSBC Holdings plc	4.899%	3/3/2029	4,925	4,997
	HSBC Holdings plc	5.286%	11/19/2030	6,242	6,439
	HSBC Holdings plc	4.619%	11/6/2031	6,021	6,036
	HSBC USA Inc.	4.650%	6/3/2028	6,143	6,239
	Huntington National Bank	4.871%	4/12/2028	6,684	6,739
	Intercontinental Exchange Inc.	4.000%	9/15/2027	5,000	5,013
	JPMorgan Chase & Co.	6.070%	10/22/2027	21,660	21,999
	JPMorgan Chase & Co.	5.040%	1/23/2028	11,000	11,113
	JPMorgan Chase & Co.	5.571%	4/22/2028	20,000	20,400
[3]	JPMorgan Chase & Co.	3.540%	5/1/2028	20,213	20,101
[3]	JPMorgan Chase & Co.	2.182%	6/1/2028	322	314
	JPMorgan Chase & Co.	4.979%	7/22/2028	6,416	6,509
	JPMorgan Chase & Co.	4.851%	7/25/2028	11,728	11,878
	JPMorgan Chase & Co.	4.505%	10/22/2028	17,050	17,222
	JPMorgan Chase & Co.	4.915%	1/24/2029	21,500	21,896
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	8,260	8,374
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	4,026	4,062
	Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	3,110	3,148
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	5,000	5,003
	Morgan Stanley	5.050%	1/28/2027	10,120	10,126
	Morgan Stanley	2.475%	1/21/2028	5,000	4,920
[3]	Morgan Stanley	5.652%	4/13/2028	23,478	23,943
[3]	Morgan Stanley	3.591%	7/22/2028	10,000	9,932
[3]	Morgan Stanley	4.133%	10/18/2029	30,000	29,974
	Morgan Stanley	5.230%	1/15/2031	6,522	6,722

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Morgan Stanley Bank NA	4.952%	1/14/2028	11,860	11,969
[3]	Morgan Stanley Bank NA	5.504%	5/26/2028	5,600	5,711
[3]	Morgan Stanley Bank NA	4.968%	7/14/2028	12,488	12,664
	Morgan Stanley Bank NA	5.016%	1/12/2029	19,800	20,171
[3]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	4,080	4,108
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	20,000	20,057
	National Bank of Canada	4.950%	2/1/2028	11,100	11,209
[5]	Penske Truck Leasing Co. LP	4.400%	7/1/2027	955	958
	PNC Bank NA	4.429%	7/21/2028	2,850	2,869
	PNC Financial Services Group Inc.	4.758%	1/26/2027	10,000	10,005
	PNC Financial Services Group Inc.	3.150%	5/19/2027	3,100	3,071
	PNC Financial Services Group Inc.	6.615%	10/20/2027	22,760	23,210
	PNC Financial Services Group Inc.	5.354%	12/2/2028	1,283	1,316
[3]	Royal Bank of Canada	5.069%	7/23/2027	8,026	8,072
[3]	Royal Bank of Canada	4.715%	3/27/2028	25,000	25,211
[3]	Royal Bank of Canada	4.522%	10/18/2028	10,000	10,093
[3]	Royal Bank of Canada	4.965%	1/24/2029	19,740	20,097
	Royal Bank of Canada	4.498%	8/6/2029	10,000	10,094
	State Street Corp.	4.543%	4/24/2028	2,505	2,526
	State Street Corp.	4.530%	2/20/2029	2,380	2,410
	Suci Second Investment Co.	4.375%	9/10/2027	4,225	4,231
	Toronto-Dominion Bank	4.861%	1/31/2028	10,840	11,022
[3]	Truist Bank	4.420%	7/24/2028	6,430	6,466
[3]	Truist Financial Corp.	6.047%	6/8/2027	7,000	7,056
	UBS AG	4.864%	1/10/2028	32,820	33,090
	UBS AG	5.650%	9/11/2028	10,000	10,437
[5]	UBS Group AG	4.703%	8/5/2027	23,411	23,491
[5]	UBS Group AG	4.253%	3/23/2028	10,000	10,005
[5]	UBS Group AG	3.869%	1/12/2029	2,950	2,933
[5]	UBS Group AG	4.151%	12/23/2029	10,000	9,987
	US Bancorp	6.787%	10/26/2027	10,000	10,217
[3]	US Bancorp	2.215%	1/27/2028	30,051	29,513
	US Bank NA	4.730%	5/15/2028	6,698	6,764
[3]	Wells Fargo & Co.	4.900%	1/24/2028	7,320	7,383
[3]	Wells Fargo & Co.	5.707%	4/22/2028	35,000	35,721
[3]	Wells Fargo & Co.	3.584%	5/22/2028	7,431	7,382
[3]	Wells Fargo & Co.	2.393%	6/2/2028	20,000	19,541
[3,6,9]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.750%	4.402%	2/16/2026	5,300	3,539
					1,171,864
Health Care (1.6%)
	Amgen Inc.	5.150%	3/2/2028	13,165	13,471
	Baxter International Inc.	1.915%	2/1/2027	4,940	4,821
	Cardinal Health Inc.	3.410%	6/15/2027	11,760	11,672
	Cencora Inc.	3.450%	12/15/2027	12,320	12,214
	Cencora Inc.	4.625%	12/15/2027	1,825	1,848
[3]	Cigna Group	3.400%	3/1/2027	1,825	1,814
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	6,000	6,175
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	10,000	10,225
	Merck & Co. Inc.	3.850%	3/15/2029	6,033	6,033
	Pfizer Inc.	4.200%	11/15/2030	3,870	3,886
	Stryker Corp.	4.700%	2/10/2028	10,000	10,141
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	10,000	10,231
	UnitedHealth Group Inc.	4.400%	6/15/2028	620	627
	Zimmer Biomet Holdings Inc.	4.700%	2/19/2027	7,000	7,058
					100,216
Industrials (0.9%)
	Boeing Co.	5.040%	5/1/2027	10,000	10,103
[5]	Daimler Truck Finance North America LLC	4.950%	1/13/2028	1,230	1,248
[5]	Daimler Truck Finance North America LLC	5.250%	1/13/2030	765	787
[5]	Ferguson Finance plc	4.250%	4/20/2027	9,266	9,269
	General Electric Co.	4.300%	7/29/2030	3,900	3,932
	Ingersoll Rand Inc.	5.197%	6/15/2027	12,901	13,112
	Lockheed Martin Corp.	4.150%	8/15/2028	2,313	2,328
	Otis Worldwide Corp.	2.565%	2/15/2030	5,000	4,680
	RTX Corp.	7.500%	9/15/2029	675	751
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/2026	8,300	8,253
					54,463

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Materials (0.3%)
[5]	Georgia-Pacific LLC	4.400%	6/30/2028	4,160	4,204
	Mosaic Co.	4.350%	1/15/2029	5,000	5,013
	Nutrien Ltd.	4.500%	3/12/2027	4,230	4,255
	Steel Dynamics Inc.	4.000%	12/15/2028	4,100	4,096
					17,568
Real Estate (0.2%)
	Welltower OP LLC	4.250%	4/15/2028	10,283	10,354
Technology (1.4%)
	Broadcom Inc.	5.050%	7/12/2027	955	972
	Broadcom Inc.	4.800%	4/15/2028	12,000	12,214
	Broadcom Inc.	4.600%	7/15/2030	2,251	2,287
	Dell International LLC	5.250%	2/1/2028	9,590	9,805
	Dell International LLC	4.750%	4/1/2028	6,340	6,433
	Fiserv Inc.	5.450%	3/2/2028	10,000	10,239
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	6,276	6,278
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	1,821	1,831
	Intel Corp.	3.150%	5/11/2027	1,070	1,057
	Intel Corp.	4.875%	2/10/2028	10,000	10,145
	NXP BV	4.300%	8/19/2028	5,406	5,424
	Oracle Corp.	2.300%	3/25/2028	9,267	8,839
	Oracle Corp.	4.800%	8/3/2028	2,090	2,099
	Paychex Inc.	5.100%	4/15/2030	1,500	1,543
	Roper Technologies Inc.	4.250%	9/15/2028	3,602	3,617
	Synopsys Inc.	4.550%	4/1/2027	2,820	2,840
	Synopsys Inc.	4.650%	4/1/2028	950	963
					86,586
Utilities (0.8%)
[3]	Appalachian Power Co.	3.300%	6/1/2027	4,750	4,705
	DTE Energy Co.	4.950%	7/1/2027	10,000	10,132
	DTE Energy Co.	5.200%	4/1/2030	3,050	3,148
[5]	FirstEnergy Transmission LLC	2.866%	9/15/2028	2,384	2,305
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	2,930	2,965
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	6,810	6,937
	NiSource Inc.	5.250%	3/30/2028	250	256
[3]	PG&E Recovery Funding LLC	5.045%	7/15/2032	2,856	2,899
	WEC Energy Group Inc.	5.150%	10/1/2027	10,025	10,224
	Wisconsin Electric Power Co.	3.950%	3/1/2029	4,550	4,551
	Wisconsin Power & Light Co.	3.050%	10/15/2027	2,596	2,556
					50,678
Total Corporate Bonds (Cost $1,797,269)					1,819,528
Sovereign Bonds (3.2%)
[3]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/2029	3,150	3,263
[3]	Abu Dhabi Developmental Holding Co. PJSC	4.500%	5/6/2030	6,616	6,668
[3,10]	Bank Gospodarstwa Krajowego	6.250%	10/31/2028	1,000	1,059
[3]	Bermuda	3.717%	1/25/2027	540	536
[3,5]	Central American Bank for Economic Integration	5.000%	1/25/2027	5,952	6,019
[3]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	9,831	9,732
[3,5]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	14,610	14,879
[3]	Kingdom of Saudi Arabia	3.250%	10/26/2026	3,655	3,634
[3,5]	Kingdom of Saudi Arabia	5.125%	1/13/2028	9,724	9,925
[3]	Kingdom of Saudi Arabia	5.125%	1/13/2028	2,790	2,850
	Korea Hydro & Nuclear Power Co. Ltd.	5.000%	7/18/2028	1,880	1,926
[3,5]	Korea National Oil Corp.	4.125%	9/30/2027	8,000	8,021
[3,5]	KSA Sukuk Ltd.	5.250%	6/4/2027	28,065	28,557
[3]	KSA Sukuk Ltd.	5.250%	6/4/2027	1,260	1,282
[3]	KSA Sukuk Ltd.	4.303%	1/19/2029	427	429
[3,5]	Kuwait Government Bond	4.016%	10/9/2028	35,000	34,994
[3]	Republic of Chile	2.750%	1/31/2027	35,143	34,583
[3]	Republic of Poland	3.250%	4/6/2026	15,207	15,171
[3]	Republic of Poland	4.875%	2/12/2030	4,627	4,767
[3]	State of Israel	5.375%	3/12/2029	2,175	2,236
[3]	State of Israel	5.375%	2/19/2030	5,800	5,985
[5]	Tokyo Metropolitan Government	4.625%	6/1/2026	3,840	3,851
[3]	United Mexican States	4.750%	3/22/2031	2,759	2,727
Total Sovereign Bonds (Cost $200,955)					203,094

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (2.1%)
Money Market Fund (0.5%)
[11]	Vanguard Market Liquidity Fund	3.780%		294,449	29,445
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (1.6%)
	United States Treasury Bill	3.458%	12/24/2026	107,501	103,940
Total Temporary Cash Investments (Cost $133,383)					133,385
Total Investments (99.3%) (Cost $6,149,698)					6,211,744
Other Assets and Liabilities—Net (0.7%)					41,482
Net Assets (100%)					6,253,226
Cost is in $000.
1	Securities with a value of $498 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $3,646 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate value was $1,657,544, representing 26.5% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security value determined using significant unobservable inputs.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2025.
9	Face amount denominated in Australian dollars.
10	Guaranteed by the Republic of Poland.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2026	2,307	481,676	10
10-Year U.S. Treasury Note	March 2026	135	15,179	(59)
Long U.S. Treasury Bond	March 2026	15	1,734	(14)
Ultra 10-Year U.S. Treasury Note	March 2026	313	36,000	(213)
				(276)

Short Futures Contracts
5-Year U.S. Treasury Note	March 2026	(2,321)	(253,696)	595
AUD 3-Year Treasury Bond	March 2026	(65)	(4,554)	(7)
				588
				312

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	3/18/2026	USD	13,988	AUD	21,135	—	(118)
Toronto-Dominion Bank	3/18/2026	USD	328	EUR	280	—	(3)
Toronto-Dominion Bank	3/18/2026	USD	327	GBP	246	—	(4)
						—	(125)

AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)[1]	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
12/22/2028	N/A	107,520	3.281[2]	(3.870)[3]	(188)	(189)
12/22/2030	N/A	66,500	3.870[3]	(3.389)[2]	230	224
					42	35
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/(paid) annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,569,981	—	1,569,981
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,483,126	2,630	2,485,756
Corporate Bonds	—	1,819,528	—	1,819,528
Sovereign Bonds	—	203,094	—	203,094
Temporary Cash Investments	29,445	103,940	—	133,385
Total	29,445	6,179,669	2,630	6,211,744

Derivative Financial Instruments
Assets
Futures Contracts[1]	605	—	—	605
Swap Contracts[1]	—	224	—	224
Total	605	224	—	829
Liabilities
Futures Contracts[1]	(293)	—	—	(293)
Forward Currency Contracts	—	(125)	—	(125)
Swap Contracts[1]	—	(189)	—	(189)
Total	(293)	(314)	—	(607)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.